Share capital warrants and subscription receipts - Summary Of The Model Used To Determine Fair Value Of Options (Detail) - Stock Appreciation Rights [Member]	12 Months Ended
	Nov. 30, 2024 yr $ / shares	Nov. 30, 2024 yr $ / shares	Nov. 30, 2023 yr $ / shares	Nov. 30, 2023 yr $ / shares
Disclosure Of The Model Used To Determine Fair Value Of Options [Line Items]
Risk-free interest rate	3.09%	3.09%	3.55%	3.55%
Expected volatility	92.30%	92.30%	89.51%	89.51%
Average option life in years	5.8	5.8	6.8	6.8
Grant-date share price | (per share)	$ 1.21	$ 1.7	$ 1.58	$ 2.15
Option exercise price | (per share)	$ 16.42	$ 23.01	$ 16.99	$ 23.07